Accumulated other comprehensive income (loss)	12 Months Ended
Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)

9. Accumulated other comprehensive income (loss)

In 2022, Accumulated other comprehensive income amounted to $7,665 compared to $17,175 (loss) in 2021 mainly due to unrealized gains from hedging financial instruments of $24,840, inclusive of reclassifications to earnings (Note 14) (gains of $19,819 and losses of $18,641 in 2021 and 2020, respectively).